Loss Per Share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Loss Per Share	LOSS PER SHARE
26.1 Accounting policies
Basic earnings (loss) per share are calculated by dividing profit or loss for the year attributed to the Company's controlling shareholders by the weighted average number of all classes of shares outstanding during the year.
Diluted earnings (loss) per share are calculated by adjusting the weighted average number of shares outstanding by instruments potentially convertible into shares. However, due to the losses reported in the years ended December 31, 2021, 2020 and 2019, these instruments issued by the parent company have a non-dilutive effect and therefore were not considered in the total number of shares outstanding to determine the diluted loss per share.
Although there are differences between common and preferred shares as to voting and preemptive rights in the event of liquidation, the Company's preferred shares do not grant the right to receive fixed dividends. Preferred shares have economic power and the right to receive dividends 75 times greater than common shares. Accordingly, the Company considers that the economic power of preferred shares is greater than that of common shares. Therefore, the statements of operations for the year attributable to the controlling shareholders is allocated proportionally in relation to the total economic participation of the amount of common and preferred shares.
26.2 Loss per share calculation

	Years ended December 31,
Description	2021	2020	2019

Numerator
Net loss	(4,213,208)	(10,834,709)	(2,403,086)

Denominator
Weighted average number of common shares	928,965,058	928,965,058	928,965,058
Weighted average number of preferred shares	333,286,277	329,779,360	328,571,282
75 preferred shares(*)	75	75	75
Weighted average number of equivalent preferred shares(*)	345,672,478	342,165,561	340,957,483
Weighted average number of equivalent common shares(**)	25,925,435,858	25,662,417,083	25,571,811,221
Weighted average number of shares outstanding and presumed conversions	63,296,103	63,789,234	9,865,114
Weighted average number of shares that would have been issued at average market price	2,711,861	4,705,897	6,805,600

Basic loss per common share - R$	(0.16)	(0.42)	(0.09)
Diluted loss per common share - R$	(0.16)	(0.42)	(0.09)
Basic loss per preferred share - R$	(12.19)	(31.67)	(7.05)
Diluted loss per preferred share - R$	(12.19)	(31.67)	(7.05)

(*)
This refers to the participation in the value of the Company's total equity, calculated as if all 928,965,058 common shares had been converted into 12,386,200 preferred shares at the conversion ratio of 75 common shares for each preferred share.

(**)
This refers to the participation in the value of the Company's total equity, calculated as if the weighted average of preferred shares had been converted into common shares at the conversion ratio of 75 common shares for each 1 preferred share.